UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive
         Suite 300
         Armonk, NY  10504

13F File Number:  28-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John B. Cooper
Title:     President
Phone:     914-219-3010

Signature, Place, and Date of Signing:

     /s/ John B. Cooper     Armonk, NY     August 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $64,272 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107      532   458375 SH       SOLE                   458375        0        0
AMGEN INC                      COM              031162100     4971    93900 SH       SOLE                    93900        0        0
ANNALY CAP MGMT INC            COM              035710409     1256    82975 SH       SOLE                    82975        0        0
APACHE CORP                    COM              037411105     1782    24700 SH       SOLE                    24700        0        0
BARRICK GOLD CORP              COM              067901108     4900   146055 SH       SOLE                   146055        0        0
BEMIS INC                      COM              081437105     2058    81650 SH       SOLE                    81650        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     2290   115500 SH       SOLE                   115500        0        0
CHINA FD INC                   COM              169373107      267    12709 SH       SOLE                    12709        0        0
CONOCOPHILLIPS                 COM              20825c104     2068    49167 SH       SOLE                    49167        0        0
COSAN LTD                      SHS A            g25343107      199    38430 SH       SOLE                    38430        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1316    24152 SH       SOLE                    24152        0        0
DIREXION SHS ETF TR            DLY FINL BEAR 3X 25459w607       47    10000 SH       SOLE                    10000        0        0
EL PASO CORP                   COM              28336L109      290    31395 SH       SOLE                    31395        0        0
EXXON MOBIL CORP               COM              30231G102     1943    27794 SH       SOLE                    27794        0        0
GENERAL ELECTRIC CO            COM              369604103      655    55850 SH       SOLE                    55850        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      230     5500 SH       SOLE                     5500        0        0
INTEL CORP                     COM              458140100      213    12900 SH       SOLE                    12900        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      336     3220 SH       SOLE                     3220        0        0
ISHARES INC                    MSCI TAIWAN      464286731     1713   169765 SH       SOLE                   169765        0        0
ISHARES INC                    MSCI HONG KONG   464286871      954    69405 SH       SOLE                    69405        0        0
ISHARES INC                    MSCI JAPAN       464286848     1794   190200 SH       SOLE                   190200        0        0
ISHARES TR                     FTSE XNHUA IDX   464287184     3070    80000 SH       SOLE                    80000        0        0
ISHARES TR                     S&P500 GRW       464287309     5150   107800 SH       SOLE                   107800        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060u100      340     9000 SH       SOLE                     9000        0        0
MARKET VECTORS ETF TR          RUSSIA ETF       57060u506     1065    51000 SH       SOLE                    51000        0        0
MEDTRONIC INC                  COM              585055106     1188    34050 SH       SOLE                    34050        0        0
MERCK & CO INC                 COM              589331107     1582    56578 SH       SOLE                    56578        0        0
NABORS INDUSTRIES LTD          SHS              g6359f103      933    59900 SH       SOLE                    59900        0        0
NEWS CORP                      CL B             65248e203      267    25300 SH       SOLE                    25300        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2214    58777 SH       SOLE                    58777        0        0
ORACLE CORP                    COM              68389X105      290    13550 SH       SOLE                    13550        0        0
PARKER DRILLING CO             COM              701081101       73    16755 SH       SOLE                    16755        0        0
PFIZER INC                     COM              717081103      914    60915 SH       SOLE                    60915        0        0
PROSHARES TR                   PSHS SHTRUSS2000 74347r826      852    15000 SH       SOLE                    15000        0        0
PROSHARES TR                   PSHS REAL ESTAT  74347r552      276    14000 SH       SOLE                    14000        0        0
SCHERING PLOUGH CORP           COM              806605101     2056    81850 SH       SOLE                    81850        0        0
SCHLUMBERGER LTD               COM              806857108     1523    28150 SH       SOLE                    28150        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506     3673    76450 SH       SOLE                    76450        0        0
SEMICONDUCTOR HLDRS TR         DEP RCPT         816636203     4582   213600 SH       SOLE                   213600        0        0
TECO ENERGY INC                COM              872375100     1260   105600 SH       SOLE                   105600        0        0
TEMPLETON DRAGON FD INC        COM              88018T101      277    11850 SH       SOLE                    11850        0        0
TRANSCANADA CORP               COM              89353d107      336    12500 SH       SOLE                    12500        0        0
TRINITY INDS INC               COM              896522109      202    14849 SH       SOLE                    14849        0        0
UNITEDHEALTH GROUP INC         COM              91324p102      516    20650 SH       SOLE                    20650        0        0
WAL MART STORES INC            COM              931142103     1819    37556 SH       SOLE                    37556        0        0